Presentation of the financial statements	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Presentation of the financial statements

1. Presentation of the financial statements
Description of business
GSK is a global biopharma group which prevents and treats
disease with specialty medicines, vaccines and general
medicines. GSK focuses on the science of the immune system
and advanced technologies, investing in four core therapeutic areas: respiratory, immunology and inflammation; oncology;
HIV; and infectious diseases.
Compliance with applicable law and IFRS
The consolidated financial statements have been prepared in
accordance with UK-adopted international accounting
standards in conformity with the requirements of the
Companies Act 2006 and the International Financial Reporting
Standards as issued by the IASB ("IFRS Accounting
Standards").
Composition of the consolidated financial
statements
The consolidated financial statements are for the Group
consisting of GSK plc and its subsidiaries. The consolidated financial statements are drawn up in Sterling, the functional currency of GSK plc, and in accordance with the presentation requirements of IFRS Accounting Standards. The consolidated
financial statements comprise:
–Consolidated income statement
–Consolidated statement of comprehensive income
–Consolidated balance sheet
–Consolidated statement of changes in equity
–Consolidated cash flow statement
–Notes to the financial statements.
Composition of the Group
A list of the subsidiaries and associates which, in the opinion of the Directors, principally affected the amount of profit or net assets of the Group is given in Note 46, ‘Principal Group
companies’.
Financial period
These consolidated financial statements cover the financial
year from 1 January to 31 December 2024, with comparative
figures for the financial years from 1 January to 31 December
2023 and, where appropriate, from 1 January to 31 December
2022.
Accounting principles and policies
The Directors have, at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future. Thus, the financial statements have
been prepared on a going concern basis and using the
historical cost convention modified by the revaluation of certain items, as stated in the accounting policies.
The consolidated financial statements have been prepared in
accordance with the Group’s accounting policies approved by
the Board as described in Note 2, ‘Accounting principles and policies’. Information on the application of these accounting policies, including areas of estimation and judgement is given in
Note 3, ‘Critical accounting judgements and key sources of
estimation uncertainty’.
The preparation of the consolidated financial statements in
conformity with generally accepted accounting principles
requires management to make estimates and assumptions that
affect the reported amounts of assets and liabilities and
disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual
results could differ from those estimates.
In preparing the consolidated financial statements, the Group has evaluated the potential effects of both physical and
transitional climate change risks, along with planned mitigation efforts, on the valuation of assets and liabilities; with
consideration of the risks outlined in the Task Force on Climate-
related Financial Disclosures (TCFD).
As of 31 December 2024, the Group has determined that
climate-related risks do not have a material impact on the
significant judgements and estimates and, as a result, the
valuation of the assets or liabilities have not been impacted.
The Group has reviewed the recoverable values of key assets
impacted such as property, plant, and equipment, inventories, goodwill, and intangible assets given their potential exposure to climate-related risks, as well as the Group’s planned transition efforts.
Among the risks identified is the impact on metered dose
inhalers (MDI). The Group is mitigating this risk by transitioning to a lower-carbon propellant. This transition is not anticipated to materially affect the recoverable amounts, or estimated useful lives, of related property, plant, and equipment. Additional information can be found in Note 17 'Property, plant, and
equipment'.
While the Group does not foresee any significant medium-term impact at present, it remains aware of the evolving nature of climate-related risks. The Group continues to evaluate the
implications on judgements and estimates, as well as on any
potential effects on the preparation of the consolidated financial statements.